Goodwill and Intangible Assets - Schedule of Amortization Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 207,426,000	$ 284,109,000	$ 242,325,000
Cost of revenue
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	113,021,000	99,581,000	91,668,000
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	73,996,000	99,397,000	104,226,000
Selling, general and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortization expenses	$ 20,409,000	$ 85,131,000	$ 46,431,000